Long-Term Debt - Credit Facilities (Details) - Revolving Credit Facility	6 Months Ended
Jun. 30, 2018
Line Of Credit Facility [Line Items]
Number of open reducing credit facilities	1
Reducing revolving credit facilities periodic payment	semi-annual
Line Of Credit Facility Interest Rate Description	LIBOR
Maturity date	Feb. 28, 2019
Debt Instrument, Interest Rate, Stated Percentage	3.08%